Type:  		13F-HR
Period:		09/30/2006
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	September 30, 2006

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts November 14, 2006
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$73,160,000
Form 13F Information Table Value Total:	24

List of Other Included Managers: NA



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4779    72124 SH       SOLE                    9243	      62881
ANHEUSER BUSCH COS INC COM     COM              035229103     3062    64455 SH       SOLE                    7942	      56513
ARKANSAS BEST CORP DEL COM     COM              040790107     3124    72608 SH       SOLE                    6180	      66428
AVIS BUDGET GROUP COM          COM              053774105      258    14090 SH       SOLE                    2164	      11926
BERKSHIRE HATHAWAY INC CL B    COM              084670207     3501     1103 SH       SOLE                     166	        937
CHEVRON CORP COM               COM              166764100     3322    51214 SH       SOLE                    6844	      44370
CITIGROUP INC                  COM              172967101     8318   167456 SH       SOLE                   22591	     144865
COMCAST CORP NEW CL A          COM              20030N101     3980   108011 SH       SOLE                   12704	      95307
CONOCOPHILLIPS                 COM              20825C104     3919    65833 SH       SOLE                    8819	      57014
DELL COMPUTER CORP COM         COM              247025109     2045    89528 SH       SOLE                   10047	      79481
GANNETT CO INC DEL             COM              364730101     3676    64683 SH       SOLE                    7985	      56698
HOME DEPOT INC                 COM              437076102     2221    61224 SH       SOLE                    6601	      54623
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     3177    34710 SH       SOLE                    4117	      30593
PFIZER INCORPORATED            COM              717081103     4485   158133 SH       SOLE                   25553	     132580
REALOGY CORP COM               COM              75605E100      814    35898 SH       SOLE                    5856	      30042
TYCO INTL LTD NEW COM          COM              902124106     2753    98364 SH       SOLE                   10401	      87963
WASHINGTON MUT INC COM         COM              939322103     5231   120333 SH       SOLE                   15165	     105168
WELLS FARGO & CO DEL COM       COM              949746101     7317   202239 SH       SOLE                   20776	     181463
WYNDHAM WORLDWIDE CORP COM     COM              98310W108      802    28684 SH       SOLE                    4679	      24005
COHEN & STEERS QTY RLY COM                      19247L106      534    22186 SH       SOLE                       0	      22186
COHEN & STEERS WRLDWD COM                       19248J100      712    29661 SH       SOLE                     196	      29465
ISHARES TR 1-3 YR TRS BD                        464287457      204     2540 SH       SOLE                    2540                 0
KAYNE ANDERSON MLP INV COM                      486606106     3867   138902 SH       SOLE                    6348	     132554
WESTERN ASSET PREMIER SHS BEN                   957664105     1059    70000 SH       SOLE                    1996	      68004

REPORT SUMMARY		        24 DATA RECORDS		     73160	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
